Other Provisions - Retirement Benefit Obligation - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 01, 2024
Employee Benefits [Abstract]
Payment for the transfer of post-retirement medical benefit liability	R 350	R 0	R 0
Retirement benefit obligation	0	R 290	R 264
Discount rate		12.20%	13.50%
Actuarial assumption of retirement age		60 years	60 years
Medical inflation rate		9.70%	10.10%
Retirement benefit costs	R 1,312	R 1,226
Subsidy for every completed year of employment (as a percent)	2.00%
Maximum subsidy to be paid (as a percent)	50.00%
Expected employed members that will be married at retirement or earlier death (as a percent)	90.00%
Expected age gap between husbands and their younger wives (term)	4 years
RMA Life Assurance Company Limited
Employee Benefits [Abstract]
Payment for the transfer of post-retirement medical benefit liability	R 350	R 0
Retirement benefit obligation				R 294